CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement Abstract
Revenues	$ 30,350	$ 0
Cost of sales
Production costs	(23,117)	0
Depreciation, depletion and amortization	(1,859)	0
Total cost of sales	(24,976)	0
Gross profit	5,374	0
Exploration and evaluation expenses	(14,150)	(22,009)
General and administrative expenses	(4,466)	(4,278)
Depreciation	(898)	(1,046)
Share-based compensation	(1,543)	(1,098)
Loss from operations	(15,683)	(28,431)
Net finance expenses	(2,739)	(1,871)
(Loss) gain on derivatives	(1,044)	964
Gain (loss) on debt modification	1,513	(98)
Other income	9,188	420
Loss before income taxes	(8,765)	(29,016)
Income tax expense	(736)	0
Net Loss	(9,501)	(29,016)
Other comprehensive loss Item that may be reclassified subsequently to net loss:
Foreign exchange translation difference	(25)	77
Total comprehensive loss	$ (9,526)	$ (28,939)
Loss per share
Basic	$ (0.1)	$ (0.52)
Diluted	$ (0.1)	$ (0.52)
Weighted average number of common shares outstanding
Basic	96,470,784	56,355,077
Diluted	96,470,784	56,355,077